Condensed Consolidated Statements of Operations (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Common Stock [Member]
Converted common shares	42,253,521	42,253,521
Convertible Preferred Stock [Member]
Converted common shares	1,200	1,200